Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables
	March 31, 2025	March 31, 2024
Trade payables	12,158,048	10,339,550
Advance from customers	2,454,445	1,804,812
Accrued expenses	2,040,981	1,595,074
Other payables	518,008	273,337
	17,171,482	14,012,773

Financial liabilities included in trade and other payables	14,326,158	11,934,100